Consolidated Results of Operations - USD ($) shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Sales and revenues:
Sales of Machinery, Energy & Transportation		$ 44,147	$ 52,142	$ 52,694
Revenues of Financial Products		2,864	3,042	2,962
Total sales and revenues		47,011	55,184	55,656
Operating costs:
Cost of goods sold		33,546	40,718	38,432
Selling, general and administrative expenses		4,951	6,529	4,122
Research and development expenses		2,119	2,380	1,552
Interest expense of Financial Products		587	624	727
Goodwill impairment charge		0	0	0
Other operating (income) expenses		2,023	1,619	953
Total operating costs		43,226	51,870	45,786
Operating profit		3,785	3,314	9,870
Interest expense excluding Financial Products		507	484	465
Other income (expense)		161	322	(34)
Consolidated profit before taxes		3,439	3,152	9,371
Provision (benefit) for income taxes		916	692	2,795
Profit of consolidated companies		2,523	2,460	6,576
Equity in profit (loss) of unconsolidated affiliated companies		0	8	(6)
Profit of consolidated and affiliated companies		2,523	2,468	6,570
Less: Profit (loss) attributable to noncontrolling interests		11	16	14
Profit	[1]	$ 2,512	$ 2,452	$ 6,556
Profit per common share (in dollars per share)		$ 4.23	$ 3.97	$ 10.16
Profit per common share - diluted (in dollars per share)	[2]	$ 4.18	$ 3.90	$ 9.95
Weighted-average common shares outstanding (millions)
Basic (in shares)		594.3	617.2	645.2
Diluted (in shares)	[2]	601.3	628.9	658.6
Cash dividends declared per common share (in dollars per share)		$ 3.01	$ 2.70	$ 2.32

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.